TAXATION (Tables)	12 Months Ended
Dec. 31, 2025
TAXATION
Schedule of components of (loss)/income before income tax

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Loss from PRC entities	(307,901)	(176,456)	(96,735)
Income/(Loss) from overseas entities	68,192	84,403	(62,197)
Total Loss before income tax benefit	(239,709)	(92,053)	(158,932)

The income tax benefit consists of the following components:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	—	—	—
Deferred income tax benefit	9,871	—	—
Total income tax benefit	9,871	—	—

Schedule of reconciliation between statutory tax rate and effective tax rate

	Year ended December 31,
	2023	2024	2025
PRC Statutory income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions (1)	8.0%	21.0%	(7.0)%
Preferential tax rates and tax holiday (2)	(4.0)%	(11.0)%	(8.0)%
Permanent differences (3)	(2.6)%	(25.0)%	(1.0)%
Additional deduction of qualified R&D expenditures	7.7%	16.0%	5.0%
Changes in valuation allowance	(19.0)%	70.0%	78.0%
Changes in tax rates	—	(25.0)%	(109.0)%
NOL true-up related to HNTE (4)	—	—	17.0%
Expiration on net operating losses (“NOL”)	(11.0)%	(49.0)%	—
Deconsolidation on NOL	—	(22.0)%	—
Effective tax rates	4.1%	—	—
(1)	The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands, British Virgin Islands, Singapore and Hong Kong.
(2)	Radnova Intelligence has been qualified as HNTE and enjoys a preferential income tax rate of 15% during 2023, 2024 and 2025. Since Radnova Intelligence had cumulative tax losses as of December 31, 2023, 2024 and 2025, there was no effect of the tax holiday. Yunxuetang Information has been qualified as HNTE and enjoys a preferential income tax rate of 15% for the years ended December 31, 2025, 2026 and 2027. Since Yunxuetang Information had cumulative tax losses as of December 31, 2024 and 2025, there was no effect of the tax holiday.
(3)	The permanent differences are primarily related to share-based compensation, non-deductible expenses and true-up on NOL.
(4)	As Yunxuetang Information was recognized as a Small and medium-sized technology enterprise (Technological SMEs) in 2024 and obtained the HNTE certificate in 2025, its net operating loss in the previous five years can be carried forward from 5 years to 10 years. Thus, the net operating loss carried forward of Yunxuetang Information was trued up to annual income tax returns due to the extension of the expiration year for the net operating loss carried forward.

Schedule of deferred tax assets and deferred tax liabilities

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Net operating loss carried forward	452,178	327,627
Excess advertising expense	—	35
Accounts receivables allowance	259	236
Fair value change of long-term investment	4,141	5,657
Total deferred tax assets	456,578	333,555
Valuation allowance	(456,578)	(333,555)
Total deferred tax assets, net of valuation allowance	—	—

Schedule of movement of valuation allowance

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	(476,022)	(521,462)	(456,578)
Additions	(45,440)	—	(5,417)
Reversals	—	64,884	128,440
Balance at end of the year	(521,462)	(456,578)	(333,555)